UBS ENHANCED S&P 500 FUND
                          UBS ENHANCED NASDAQ-100 FUND

      Supplement to the Prospectus and Statement of Additional Information
                             dated January 28, 2003


                                                                    June 9, 2003


Dear Investor,

This is a supplement to the prospectus and statement of additional information of the funds listed above.

Effective June 9, 2003, UBS Securities Trust, of which UBS Enhanced S&P 500 Fund and UBS Enhanced NASDAQ-100 Fund are series, has changed its name to:

                       "UBS Mutual Funds Securities Trust"


                                                                 Item No. ZS-181